Liabilities Measured at Fair Value on Recurring Basis and Utilized Significant Unobservable (Level 3) Inputs to Determine Fair Value (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended				12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	$ 544		$ 778		$ 778		$ 316		$ 249
Total realized and unrealized (gains) losses included in net (income) loss	(83)		(272)		(283)		426		(122)
Total realized and unrealized (gains) losses included in OCI	0		0		0		0		0
Purchases	1		3		5		3
Purchases sales, issuances and settlements, net									8
Sales	0		0		0		0
Issuances	13		9		59		37
Settlements	0		0		(15)		(4)
Transfer into Level 3	0		0		0		0		181
Transfer out of Level 3	0		0		0		0		0
Ending balance	475		518		544		778		316
Total (gains) losses included in net (income) loss attributable to liabilities still held	(79)		(268)		(276)		431		(119)
Derivative liabilities
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	105		234		234
Total realized and unrealized (gains) losses included in net (income) loss	(8)		(67)
Total realized and unrealized (gains) losses included in OCI	0		0
Purchases	1		3
Sales	0		0
Issuances	0		0
Settlements	0		0
Transfer into Level 3	0		0
Transfer out of Level 3	0		0
Ending balance	98		170
Total (gains) losses included in net (income) loss attributable to liabilities still held	(8)		(67)
Policyholder account balances
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	377		496		496		126		178
Total realized and unrealized (gains) losses included in net (income) loss	(84)		(212)		(178)		333		(88)
Total realized and unrealized (gains) losses included in OCI	0		0		0		0		0
Purchases	0		0		0		0
Purchases sales, issuances and settlements, net									36
Sales	0		0		0		0
Issuances	13		9		59		37
Settlements	0		0		0		0
Transfer into Level 3	0		0		0		0		0
Transfer out of Level 3	0		0		0		0		0
Ending balance	306		293		377		496		126
Total (gains) losses included in net (income) loss attributable to liabilities still held	(80)		(208)		(174)		337		(85)
Policyholder account balances | GMWB embedded derivatives
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	350	[1]	492	[1]	492	[1]	121	[1]	175	[1]
Total realized and unrealized (gains) losses included in net (income) loss	(87)	[1]	(214)	[1]	(179)	[1]	334	[1]	(90)	[1]
Total realized and unrealized (gains) losses included in OCI	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]
Purchases	0	[1]	0	[1]	0	[1]	0	[1]
Purchases sales, issuances and settlements, net									36	[1]
Sales	0	[1]	0	[1]	0	[1]	0	[1]
Issuances	9	[1]	9	[1]	37	[1]	37	[1]
Settlements	0	[1]	0	[1]	0	[1]	0	[1]
Transfer into Level 3	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]
Transfer out of Level 3	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]
Ending balance	272	[1]	287	[1]	350	[1]	492	[1]	121	[1]
Total (gains) losses included in net (income) loss attributable to liabilities still held	(83)	[1]	(210)	[1]	(175)	[1]	338	[1]	(87)	[1]
Policyholder account balances | Fixed index annuity embedded derivatives
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	27		4		4		5		3
Total realized and unrealized (gains) losses included in net (income) loss	3		2		1		(1)		2
Total realized and unrealized (gains) losses included in OCI	0		0		0		0		0
Purchases	0		0		0		0
Purchases sales, issuances and settlements, net									0
Sales	0		0		0		0
Issuances	4		0		22		0
Settlements	0		0		0		0
Transfer into Level 3	0		0		0		0		0
Transfer out of Level 3	0		0		0		0		0
Ending balance	34		6		27		4		5
Total (gains) losses included in net (income) loss attributable to liabilities still held	3		2		1		(1)		2
Credit default swaps | Derivative liabilities
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	1		57		57
Total realized and unrealized (gains) losses included in net (income) loss	(1)		(36)
Total realized and unrealized (gains) losses included in OCI	0		0
Purchases	0		2
Sales	0		0
Issuances	0		0
Settlements	0		0
Transfer into Level 3	0		0
Transfer out of Level 3	0		0
Ending balance	0		23
Total (gains) losses included in net (income) loss attributable to liabilities still held	(1)		(36)
Credit default swaps related to securitization entities | Derivative liabilities
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	104		177		177
Total realized and unrealized (gains) losses included in net (income) loss	(8)		(31)
Total realized and unrealized (gains) losses included in OCI	0		0
Purchases	1		1
Sales	0		0
Issuances	0		0
Settlements	0		0
Transfer into Level 3	0		0
Transfer out of Level 3	0		0
Ending balance	97		147
Total (gains) losses included in net (income) loss attributable to liabilities still held	(8)		(31)
Equity index options | Derivative liabilities
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	0
Total realized and unrealized (gains) losses included in net (income) loss	1
Total realized and unrealized (gains) losses included in OCI	0
Purchases	0
Sales	0
Issuances	0
Settlements	0
Transfer into Level 3	0
Transfer out of Level 3	0
Ending balance	1
Total (gains) losses included in net (income) loss attributable to liabilities still held	1
Borrowings related to securitization entities
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	62	[2]	48	[2]	48	[2]	51	[2],[3]	0	[3]
Total realized and unrealized (gains) losses included in net (income) loss	9		7		14	[2]	(3)	[2]	(9)	[3]
Total realized and unrealized (gains) losses included in OCI	0		0		0	[2]	0	[2]	0	[3]
Purchases	0		0		0	[2]	0	[2]
Purchases sales, issuances and settlements, net									0	[3]
Sales	0		0		0	[2]	0	[2]
Issuances	0		0		0	[2]	0	[2]
Settlements	0		0		0	[2]	0	[2]
Transfer into Level 3	0		0		0	[2]	0	[2]	60	[3]
Transfer out of Level 3	0		0		0	[2]	0	[2]	0	[3]
Ending balance	71		55		62	[2]	48	[2]	51	[2],[3]
Total (gains) losses included in net (income) loss attributable to liabilities still held	9		7		14	[2]	(2)	[2]	(9)	[3]
Other liabilities | Derivative liabilities
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance			234		234		139		71
Total realized and unrealized (gains) losses included in net (income) loss					(119)		96		(25)
Total realized and unrealized (gains) losses included in OCI					0		0		0
Purchases					5		3
Purchases sales, issuances and settlements, net									(28)
Sales					0		0
Issuances					0		0
Settlements					(15)		(4)
Transfer into Level 3					0		0		121
Transfer out of Level 3					0		0		0
Ending balance					105		234		139
Total (gains) losses included in net (income) loss attributable to liabilities still held					(116)		96		(25)
Other liabilities | Credit default swaps | Derivative liabilities
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance			57		57		7		0
Total realized and unrealized (gains) losses included in net (income) loss					(43)		48		7
Total realized and unrealized (gains) losses included in OCI					0		0		0
Purchases					2		3
Purchases sales, issuances and settlements, net									0
Sales					0		0
Issuances					0		0
Settlements					(15)		(1)
Transfer into Level 3					0		0		0
Transfer out of Level 3					0		0		0
Ending balance					1		57		7
Total (gains) losses included in net (income) loss attributable to liabilities still held					(40)		48		7
Other liabilities | Credit default swaps related to securitization entities | Derivative liabilities
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance			177	[2]	177	[2]	129	[2],[3]	0	[3]
Total realized and unrealized (gains) losses included in net (income) loss					(76)	[2]	48	[2]	9	[3]
Total realized and unrealized (gains) losses included in OCI					0	[2]	0	[2]	0	[3]
Purchases					3	[2]	0	[2]
Purchases sales, issuances and settlements, net									(1)	[3]
Sales					0	[2]	0	[2]
Issuances					0	[2]	0	[2]
Settlements					0	[2]	0	[2]
Transfer into Level 3					0	[2]	0	[2]	121	[3]
Transfer out of Level 3					0	[2]	0	[2]	0	[3]
Ending balance					104	[2]	177	[2]	129	[2],[3]
Total (gains) losses included in net (income) loss attributable to liabilities still held					(76)	[2]	48	[2]	9	[3]
Other liabilities | Equity index options | Derivative liabilities
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance							3		2
Total realized and unrealized (gains) losses included in net (income) loss							0		3
Total realized and unrealized (gains) losses included in OCI							0		0
Purchases							0
Purchases sales, issuances and settlements, net									(2)
Sales							0
Issuances							0
Settlements							(3)
Transfer into Level 3							0		0
Transfer out of Level 3							0		0
Ending balance							0		3
Total (gains) losses included in net (income) loss attributable to liabilities still held							0		3
Other liabilities | Interest rate swaps | Derivative liabilities
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance									2
Total realized and unrealized (gains) losses included in net (income) loss									(2)
Total realized and unrealized (gains) losses included in OCI									0
Purchases sales, issuances and settlements, net									0
Transfer into Level 3									0
Transfer out of Level 3									0
Ending balance									0
Total (gains) losses included in net (income) loss attributable to liabilities still held									(2)
Other liabilities | Interest rate swaptions | Derivative liabilities
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance									67
Total realized and unrealized (gains) losses included in net (income) loss									(42)
Total realized and unrealized (gains) losses included in OCI									0
Purchases sales, issuances and settlements, net									(25)
Transfer into Level 3									0
Transfer out of Level 3									0
Ending balance									0
Total (gains) losses included in net (income) loss attributable to liabilities still held									$ (42)

[1]	Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.
[2]	See note 18 for additional information related to consolidated securitization entities.
[3]	Relates to the consolidation of certain securitization entities as of January 1, 2010. See note 18 for additional information related to consolidated securitization entities.